THE PIONEER GROUP, INC.
           60 State Street
           Boston, MA 02109-1820
           617-742-7825

[Pioneer logo]


                                                 March 31, 1999

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Emerging Markets Fund (the "Fund")
     (File Nos. 33-76894 and 811-08448)
     CIK No. 0000949275

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 9 to the Fund's registration statement on Form N-1A filed electronically (Accession No. 0001016964-99-000072) on March 29, 1999.

     If you have any questions about this certification, please contact me at (617) 422-4966 (collect).

                                                 Very truly yours,



                                                 /s/ Mark Pietkiewicz
                                                 Mark Pietkiewicz
                                                 Senior Legal Product Manager

cc:  Ms. Victoria J. Regan
     Mr. Joseph P. Barri
     Mr. David C. Phelan
     Mr. Charles F. McCain

g:\edgar\final\99\em497j.txt